Commitments and Contingencies - Legal Proceedings (Details) - USD ($) $ in Thousands	Sep. 18, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies.
Amount accrued related to legal proceedings		$ 0	$ 0
Deferred underwriting fee	$ 1,250